Accounts receivable and others (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Accounts Receivable and Others [Abstract]
Trade accounts receivable	R$ 145,692	R$ 112,646
Recoverable taxes	9,305	5,950
Advances to suppliers	20,609	5,790
Other receivables	7,744	934
Total current	183,350	125,320
Trade accounts receivable	240,407	180,597
Recoverable taxes	20,274	21,269
Judicial deposits	1,706	1,667
Total noncurrent	R$ 262,387	R$ 203,533